Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of information about defined benefit plans [abstract]
Schedule of Amounts of Defined Contribution Plan Recognized as Operating Expenses

The amounts recognized as operating expenses in the Group’s Consolidated Statements of Profit or Loss in respect of the defined contribution plans, including publicly provided plans, are as follows:

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Contribution	3,459	3,910	4,266